Financial investments	12 Months Ended
Dec. 31, 2025
Financial investments
Financial investments

9. Financial investments

VC funds measured at equity method

Investment in Dragonfly Ventures Ⅱ Feeder, L.P. and IOSG Fund II LP were both made in the year 2021 in the form of limited partnership at RMB63,726,000 and RMB19,117,800, respectively. Since the interest is not considered so minor that the Group has virtually no influence over those VC funds operating and financial policies, the equity method of accounting was applied. Given that there is generally a time lag of one quarter to receive the most recent financial statements, the Group used the VC funds’ financial statements as of September 30, 2023, 2024 and 2025 to record the equity method pick-up under ASC Topic 323 for the years ended December 31, 2023, 2024 and 2025, respectively. This accounting practice has been consistently applied to all periods presented. The Group did not record any impairment on these VC funds during the years ended December 31, 2023, 2024 and 2025.

The table below summarizes the carrying amount of investments in VC funds recorded under equity method in the form of partnership as of December 31, 2024 and 2025:

		As of
		December 31,	As of December 31,
	Ownership	2024	2025	2025
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	114,164,666	95,789,583	13,697,728
Investment in IOSG Fund II LP	3.00%	27,176,853	15,854,611	2,267,179
Total		141,341,519	111,644,194	15,964,907

The table below summarizes the financial information for the VC funds in aggregate as above as of September 30, 2024 and 2025, for nine months ended September 30, 2023 and 2024, and for twelve months ended September 30, 2025:

	As of September 30,	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	26,095,749	61,401,551	8,780,305
Investments	3,107,977,290	2,301,191,361	329,065,988
Other current or non-current assets	11,686,260	2,609,657	373,176
Total assets	3,145,759,299	2,365,202,569	338,219,469
Liabilities:
Payable and accruals	12,085,677	16,097,934	2,301,974
Total liabilities	12,085,677	16,097,934	2,301,974

	Nine months ended	Nine months ended	Twelve months ended
	September 30,	September 30,	September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net investment loss	(24,856,047)	(22,646,794)	(12,073,482)	(1,726,485)
Net realized gain on investments	14,582,478	126,355,211	50,322,271	7,195,989
Net unrealized (loss) gain on investments	(50,420,352)	203,174,322	(533,190,993)	(76,245,298)
Net (loss) income	(40,043,826)	316,374,217	(436,373,062)	(62,400,518)

VC funds measured at cost minus impairment

In 2022, the Group invested an aggregate amount of RMB69,646,000 in two VC funds, in the form of partnership and zero coupon convertible note. These VC funds were measured at cost minus impairment because readily determinable fair value is not available. For the year ended December 31, 2025, the Group received a capital commitment return of RMB12,403,257 (US$1,773,642), which includes a partial redemption, and dividends of RMB6,596,079 (US$943,227), which were presented in “Income (loss) from financial investments” in consolidated statements of comprehensive income. No impairment loss, nor upward or downward adjustment resulting from observable price change has been identified or recognized for the years ended December 31, 2023, 2024 and 2025. As of December 31, 2025, the cumulative impairment losses recorded for these investments were RMB8,874,750 (US$1,269,072).

The table below summarizes investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments of the same issuer as of December 31, 2024 and 2025:

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Opening balance	80,861,876	100,439,344	14,362,635
Contribution/(Redemption), net	18,132,017	(12,403,257)	(1,773,642)
Exchange differences	1,445,451	(2,096,301)	(299,765)
Ending Balance	100,439,344	85,939,786	12,289,228

VC funds measured at fair value

In 2022, the Group invested in a VC fund in the form of partnership. The investment was measured at fair value. During the year ended December 31, 2023, the Group entered into a withdrawal letter to withdraw all of its limited partnership interest from the VC fund and, subsequently, entered into a switch request agreement to reinvest its net withdrawal proceeds to another VC fund in form of partnership. The transactions did not result in cash receipts or cash payments and were finalized in 2024 with a residual amount. In 2023, 2024 and 2025, the Group recognized unrealized gains of RMB6,497,518 and RMB17,133,677, and unrealized loss of RMB21,052,326 (US$3,010,443), respectively, presented in “Income (loss) from financial investments” in consolidated statements of comprehensive income.

The table below summarizes investments in VC funds in the form of partnership measured at fair value as of December 31, 2024 and 2025:

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Opening balance	17,227,629	35,224,215	5,036,996
Switch in	374,471	—	—
Redemption	—	(834,425)	(119,321)
Fair value adjustment	17,133,677	(21,052,326)	(3,010,443)
Exchange differences	488,438	(420,226)	(60,092)
Ending Balance	35,224,215	12,917,238	1,847,140

Financial investments accounted under AFS model

In 2024, the Group invested RMB125,500,826 of fund - linked note which is fixed term with maturity within one year, consigned by a financial institution. In 2025, the maturity of fund – linked note was extended to October 2026. Given its intention and abilities, the Group accounts these investments under available-for-sale model. The Group measure fund -linked note in accordance with statements provided by the financial institution without adjustment due to lack of quoted prices on an active market. As of December 31, 2024 and 2025, no credit loss was recorded for the investments, since fair value is greater than amortized cost.

In 2024, the Group redeemed all the U.S. Treasury securities with original maturities over three months and RMB326,818,365 of wealth management products. In 2025, the Group invested RMB281,795,031 (US$40,296,153) in U.S. Treasury securities with original maturities over three months which are pledged as collateral. Given its intention and abilities, the Group accounts these investments under available-for-sale model. As of December 31, 2024 and 2025, no credit loss was recorded for the investments in US Treasury securities since the quoted price of US Treasury securities does not show a downward trend subsequently till the date of the most recent statement of financial position.

For the financial investments accounted under AFS model, the Group presented realized gains in “Interest income” in consolidated statements of comprehensive income, and recorded unrealized gains or losses, net of tax, as “Other comprehensive income attributable to financial investments” in other comprehensive income.

The table below summarizes investments measured under available-for-sale model as of December 31, 2024 and 2025:

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Settlements	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2023	during the year	during the year	income	gains	differences	2024	2024
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	56,181,082	—	(56,243,877)	—	62,795	—	—	—
Wealth management products with no fixed term	350,537,587	—	(326,818,365)	485,868	6,818,365	—	31,023,455	30,000,000
Fund-linked note	—	125,500,826	(15,934,002)	—	1,033,826	1,085,278	111,685,928	111,685,928
Total	406,718,669	125,500,826	(398,996,244)	485,868	7,914,986	1,085,278	142,709,383	141,685,928

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Settlements	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2024	during the year	during the year	income	gains	differences	2025	2025
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	—	281,795,031	—	—	4,784,483	(4,753,473)	281,826,041	281,826,041
Wealth management products with no fixed term	31,023,455	—	(31,137,165)	—	113,710	—	—	—
Fund-linked note	111,685,928	—	(3,585,900)	3,965,808	3,611,268	(2,605,396)	113,071,708	109,105,900
Total	142,709,383	281,795,031	(34,723,065)	3,965,808	8,509,461	(7,358,869)	394,897,749	390,931,941

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Settlements	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2024	during the year	during the year	income	gains	differences	2025	2025
	US$	US$	US$	US$	US$	US$	US$	US$
US Treasury securities with original maturities over three months	—	40,296,153	—	—	684,172	(679,738)	40,300,587	40,300,587
Wealth management products with no fixed term	4,436,295	—	(4,452,555)	—	16,260	—	—	—
Fund-linked note	15,970,875	—	(512,777)	567,103	516,405	(372,567)	16,169,039	15,601,936
Total	20,407,170	40,296,153	(4,965,332)	567,103	1,216,837	(1,052,305)	56,469,626	55,902,523

Financial investments accounted under trading model

In 2024 and 2025, the Group invested RMB97,916,010 and RMB1,270,936,983 (US$181,741,571), respectively, of wealth management products with no fixed term and is redeemable, and in which other than insignificant risk of underlying assets was incorporated, consigned by banks. Given its intention and abilities, the Group accounts these investments under trading model. The Group measures wealth management product in accordance with statements provided by the banks without adjustment due to lack of quoted prices on an active market.

Both realized gain and fair value change are presented in “Interest income” in consolidated statements of comprehensive income.

The table below summarizes investments measured under trading model as of December 31, 2024 and 2025:

	Fair value					Fair value
	As of December 31,	Additions	Settlements	Total	Fair value change	As of December 31,
	2023	during the year	during the year	realized gain	during the year	2024
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products with no fixed term	—	97,916,010	(10,417,600)	179,600	1,072,649	88,750,659

	Fair value						Fair value
	As of December 31,	Additions	Settlements	Total	Fair value change	Exchange	As of December 31,
	2024	during the year	during the year	realized gain	during the year	differences	2025
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products with no fixed term	88,750,659	1,270,936,983	(730,045,659)	1,863,559	4,662,583	(3,500,630)	632,667,495

	Fair value						Fair value
	As of December 31,	Additions	Settlements	Total	Fair value change	Exchange	As of December 31,
	2024	during the year	during the year	realized gain	during the year	differences	2025
	US$	US$	US$	US$	US$	US$	US$
Wealth management products with no fixed term	12,691,175	181,741,571	(104,395,141)	266,485	666,741	(500,583)	90,470,248

Financial investments accounted at amortized cost

In 2024, the Group invested RMB5,000,000 of a fixed term deposit in commercial bank with maturity within one year. In 2025, the Group further invested RMB10,000,000 (US$1,429,981) and redeemed RMB10,062,632 (US$1,438,937) of fixed term deposits. The Group has positive intention and ability to hold the investment to maturity. As of December 31, 2024 and 2025, the amortization base of the investments, net of allowance for credit loss, were RMB5,010,417 and RMB5,009,792 (US$716,391), respectively. Fair value of the deposit was considered negligible difference from its amortization base. During the year ended December 31, 2024 and 2025, the Group accrued interest income of RMB10,417 and RMB62,007 (US$8,867) as presented in “Interest income” in consolidated statements of comprehensive income, respectively. The allowance for credit loss for the fixed term deposit was immaterial.

The table below summarizes investments measured under amortization cost as of December 31, 2024 and 2025:

	Amortized cost					Amortized cost
	As of December 31,	Additions	Maturities	Interest earned	Interest accrued	As of December 31,
	2023	during the year	during the year	during the year	during the year	2024
	RMB	RMB	RMB	RMB	RMB	RMB
Term deposit	—	5,000,000	—	—	10,417	5,010,417

	Amortized cost					Amortized cost
	As of December 31,	Additions	Maturities	Interest earned	Interest accrued	As of December 31,
	2024	during the year	during the year	during the year	during the year	2025
	RMB	RMB	RMB	RMB	RMB	RMB
Term deposit	5,010,417	10,000,000	(10,062,632)	52,215	9,792	5,009,792

	Amortized cost					Amortized cost
	As of December 31,	Additions	Maturities	Interest earned	Interest accrued	As of December 31,
	2024	during the year	during the year	during the year	during the year	2025
	US$	US$	US$	US$	US$	US$
Term deposit	716,480	1,429,981	(1,438,937)	7,467	1,400	716,391